SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Mar. 31, 2023	Dec. 31, 2022
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years